Annual Total Returns- JPMorgan Insurance Trust Small Cap Core Portfolio (Class 2 Shares) [BarChart] - Class 2 Shares - JPMorgan Insurance Trust Small Cap Core Portfolio - Class 2	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(5.03%)	19.42%	41.87%	9.34%	(5.55%)	19.88%	14.93%	(12.19%)	24.26%	13.34%